Note 9 - Intangible Assets (Tables)	3 Months Ended	15 Months Ended
	Mar. 31, 2012	Sep. 30, 2012
Schedule of Finite-Lived Intangible Assets [Table Text Block]	March 31, 2012
		Accumulated		Net book
March 31, 2012	Cost	amortization	Write-off	value

Business plan	21,500	17,320	-	4,180
September 30, 2012
		Accumulated		Net book
September 30, 2012	Cost	amortization	Write-off	value

Business plan	21,500	20,902	-	598